Trust Account - Additional Information (Detail) - USD ($)		2 Months Ended	12 Months Ended
	Jan. 10, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
United States Treasury Bills [Line Items]
Proceeds from Issuance or Sale of Equity			$ 750,000,000
Proceeds from Issuance Initial Public Offering		$ 0	0	$ 750,000,000
Cash			794,750,266	441,037
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net			0
IPO [Member]
United States Treasury Bills [Line Items]
Proceeds from Issuance Initial Public Offering	$ 750,000,000		735,000,000
Private Placement [Member]
United States Treasury Bills [Line Items]
Proceeds from Issuance of Private Placement			15,000,000
US Treasury Bills [Member]
United States Treasury Bills [Line Items]
Debt securities, held-to-maturity			$ 794,750,266	$ 759,271,905